INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Product Information [Table Text Block]
	December 31,
	2017	2018

Raw materials	$5,146	$6,156
Finished products	11,417	16,464

	$16,563	$22,620